Prepayments and Other Assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets, net
Summary of current and non-current portions of prepayments and other assets

	As of December 31,
	2024	2025
	US$	US$
Advance to suppliers	7,251	7,004
VAT recoverable (1)	4,125	6,069
Receivables from third party payment platforms	939	1,407
Interest receivable	1,103	679
Rental deposits	334	414
Loans receivable	1,500	—
Others	962	956
Less: allowance for credit losses	(35)	(43)
Total prepayments and other current assets, net	16,179	16,486

Rental deposits	687	686
Prepayment for investment (2)	—	1,020
Less: allowance for credit losses	(9)	(6)
Total other non-current assets, net	678	1,700
(1)	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
(2)	Prepayment for investment represented the cash injection prepaid to one privately held company.